Income taxes (Tables)	9 Months Ended
Sep. 30, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Disclosure of temporary difference, unused tax losses and unused tax credits [text block]

	09/30/2026	12/31/2025
Tax loss	1,293,293	982,480
Negative tax basis	426,281	381,600

Assets - temporary differences
Provision for judicial liabilities	299,828	269,757
Operating provisions	593,374	559,288
Provisions for other losses	665,947	619,567
Employee benefit plans	327,414	251,990
Exchange rate variations	1,875,215	3,443,822
Business Combination - Goodwill and Fair Value Adjustments	802,887	620,973
Unrealized profit on inventories	304,730	237,740
Leases (2)	519,046	541,431
Tax step-up and other temporary differences in assets (1)	1,034,907
Other Temporary Differences	226,712
	8,369,634	7,908,648

Liabilities - temporary differences
Business Combination - Goodwill and Fair Value Adjustments (1)	3,954,117	2,191,583
Deemed cost, accelerated depreciation, and other assets	3,457,578	2,592,333
Fair value of biological assets	1,544,900	1,425,535
Tax credits	95,775	115,003
Derivatives gains (2)	1,822,724	66,308
Provision of deferred taxes on results of subsidiaries abroad	201,077
Other temporary differences	269,558	13,872
	11,345,729	6,404,634

Non-current assets	946,252	1,504,014
Non-current liabilities	3,922,347
(1)It primarily relates to deferred tax effects arising from the acquisition of Arbex (Note 1.2.1), including the balances incorporated from the acquiree's opening balance sheet at the acquisition date and the deferred taxes recognized as part of the purchase price allocation (PPA) process.

(2)The Company presents a net balance of derivatives and leases, as gains and losses from deferred taxes are offset simultaneously. For the derivatives line, the taxable temporary difference was R$4,473,086 and deductible temporary difference of R$2,650,362 (taxable temporary difference was R$3,065,768 and deductible temporary difference of R$3,001,133 as of December 31, 2025). For the lease line, the taxable temporary difference was R$1,900,211 and deductible temporary difference was R$2,516,524 (taxable temporary difference was R$1,767,605 and deductible temporary difference was R$2,309,036 as of December 31, 2025).

Summary of Tax Credit Carryforwards

	09/30/2026	12/31/2025
Tax loss carried forward	5,283,173	3,929,920
Negative tax basis of social contribution carried forward	4,736,456	4,240,000

Disclosure of deferred taxes [text block]

	09/30/2026	12/31/2025
Opening balance	1,504,014	7,971,419
Tax loss	310,813	185,649
Negative tax basis	44,681	74,457
Provision for judicial liabilities	30,071	(55,116)
Operating provisions	(465,987)	12,331
Provisions for other losses	(9,022)	72,325
Employee benefit plans	59,970	657
Exchange rate variation (1)	(1,568,607)	(3,941,212)
Derivative (gains) losses (“MtM”) (1)	(1,756,416)	(2,297,143)
Business Combination - Goodwill and Fair Value Adjustments	(546,815)	(264,327)
Acquisition of subsidiaries (Note 1.2.1)	(1,033,805)
Unrealized profit on inventories	66,990	(301,417)
Provision for Inventory Losses	(47,205)	37,179
Leases	(22,386)	(65,513)
Deemed cost, accelerated depreciation, and other assets	(135,794)	155,673
Fair value of biological assets	(119,365)	(108,440)
Business Combination - Goodwill and Fair Value Adjustments	872,119
Provision of deferred taxes on results of subsidiaries abroad	(201,077)
Tax credits	19,228	22,925
Other temporary differences	22,498	4,567
Closing balance	(2,976,095)	1,504,014
(1) Refers substantially to the effects of the appreciation of the Brazilian real against the U.S. dollar during the period, impacting the measurement of foreign currency-denominated assets and liabilities, as well as derivative instruments contracted to manage foreign exchange exposure.

Disclosure of Reconciliation of Effects of Income Tax and Social Contribution on Profit or Loss

	09/30/2026	09/30/2025
Net income (loss) before taxes	11,919,292	20,276,673
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(4,052,559)	(6,894,069)

Tax effect on permanent differences
Impact of the taxation difference on profit of associates in Brazil and abroad (1)	34,062	(330,497)
Equity method	(10,429)	(41,185)
Credit related to Reintegra Program	8,219	8,645
Director bonuses	(1,308)	(26,950)
Tax incentives (Note 16.3)	161,194	263,762
Other permanent exclusions	144,941	65,139
	(3,715,880)	(6,955,155)
Income tax
Current	(182,605)	(368,239)
Deferred	(2,495,345)	(4,753,737)
	(2,677,950)	(5,121,976)
Social Contribution
Current	(107,175)	(104,203)
Deferred	(930,755)	(1,728,976)
	(1,037,930)	(1,833,179)
Income tax and social contribution result for the period	(3,715,880)	(6,955,155)
(1)The difference in the taxation of subsidiaries is substantially due to the differences between the nominal tax rates in Brazil and those of subsidiaries located abroad.

Disclosure of Tax Incentives
16.3 Tax incentives
The Company benefits from a tax incentive for partial reduction of the income tax obtained from operations carried out in areas under the jurisdiction of the Northeast Development Superintendence (“SUDENE”) and the Superintendence of Amazon Development (“SUDAM”). The IRPJ reduction incentive is calculated based on the activity profits (exploitation profits) and considers the allocation of the operating profit based on the incentive production levels for each product.

Area/Regions	Company	Maturity
Northeast Development Superintendence (“SUDENE”)
Aracruz (ES)	Portocel	2030
Aracruz (ES)	Suzano	2031
Imperatriz (MA)	Suzano	2032
Mucuri (BA)	Suzano	2032
São Luís (MA)	Itacel	2033
Eunápolis (BA)	Veracel	2033

Superintendence of Amazon Development (“SUDAM”)
Belém (PA)	Suzano	2034